Offerings - Offering: 1	Jun. 22, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit | $ / shares	25.17
Maximum Aggregate Offering Price	$ 125,850,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,379.89
Offering Note

(1)
Pursuant to Rule 416(2), this Registration Statement on Form S-8 also covers any additional shares of Common Stock of the Corporation that may be issues from time to time under the Plan as a result of stock splits, recapitalization, or similar transactions involving the Corporation’s Common Stock in accordance with the anti-dilution provisions of the Plan.

(2)
Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low sale prices of the Corporation’s Common Stock as reported on The New York Stock Exchange on June 17, 2026.